Restricted share units (Details Narrative)	6 Months Ended
	Feb. 28, 2023 USD ($) shares	Feb. 28, 2023 CAD ($) shares $ / shares	Feb. 28, 2022 USD ($) shares	Feb. 28, 2022 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $	$ 2,432,456		$ 2,576,412
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of common shares available for issuance to settlement of RSU's | shares	1,548,174	1,548,174
Outstanding RSU's, granted | shares	160,758	160,758	100,626	100,626
Share-based compensation expense | $	$ 564,079		$ 872,295
Restricted stock units [member] | Key management employees [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, granted | shares	68,697	68,697
Warrants outstanding, average exercise price | $ / shares		$ 0.90
Fair value on date of grant | $		$ 61,827
Restricted stock units [member] | Board of directors [member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, granted | shares	92,061	92,061	100,626	100,626
Warrants outstanding, average exercise price | $ / shares		$ 0.79
Fair value on date of grant | $		$ 72,728		$ 514,551
Restricted stock units [member] | Board of directors [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding, average exercise price | $ / shares				$ 4.98
Restricted stock units [member] | Board of directors [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding, average exercise price | $ / shares				$ 5.49